COMMITMENTS - OPERATING LEASE COMMITMENTS - Narratives (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease commitments [line items]
Date of acquisition	Oct. 26, 2016
Yangcheng Railway Business [member]
Disclosure of operating lease commitments [line items]
Date of acquisition		Nov. 15, 2004
Lease terms		20 years
Related lease rental paid and payable		¥ 58,490	¥ 57,358	¥ 55,090
Maximum [member]
Disclosure of operating lease commitments [line items]
Lease terms		50 years
Maximum [member] | Yangcheng Railway Business [member]
Disclosure of operating lease commitments [line items]
Related lease rental paid and payable		¥ 74,000